Share-based compensation - Accelerate! options (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Jan. 01, 2018 EUR (€)
Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,648,720
US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,633,868
Accelerate options [Member] | Euro [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	296,750	481,200
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 16.57	€ 16.06
Number of share options exercised in share-based payment arrangement	179,450
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 15.24
Number of share options forfeited in share-based payment arrangement	5,000
Weighted average exercise price of share options forfeited in share-based payment arrangement	€ 15.24
Number of share options exercisable in share-based payment arrangement	296,750
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 16.57
Accelerate options [Member] | US Dollar [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	123,300	170,800
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 20.02	€ 20.02
Number of share options exercised in share-based payment arrangement	47,500
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 20.02
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercisable in share-based payment arrangement	123,300
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 20.02